AAM S&P Developed Markets High Dividend Value ETF
Schedule of Investments
January 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.1%
	Australia - 5.3%
30,363	Alumina, Ltd.	$44,312
26,687	Vicinity Centres	45,378
1,931	Woodside Petroleum, Ltd.	44,896
		134,586
	Denmark - 1.9%
1,145	H Lundbeck A/S	48,698

	Finland - 1.9%
986	Orion Oyj	46,625

	France - 7.2%
2,220	Peugeot SA	45,785
1,027	Publicis Groupe SA	45,559
1,179	Renault SA	46,050
903	TOTAL SA	44,176
		181,570
	Germany - 3.7%
564	Bayer AG	45,658
2,866	Deutsche Telekom AG	46,391
		92,049
	Hong Kong - 3.3%
32,000	Sino Land Company, Ltd.	43,931
4,500	Swire Pacific, Ltd. - Class A	39,901
		83,832
	Italy - 9.1%
23,521	A2A SpA	46,984
3,150	Eni SpA	44,187
3,494	Fiat Chrysler Automobiles NV	45,427
18,627	Intesa Sanpaolo SpA	46,353
8,699	Snam SpA	46,630
		229,581
	Japan - 18.0%
1,600	Canon, Inc.	42,611
65	Japan Hotel REIT Investment Corporation	43,839
800	Lawson, Inc.	46,796
6,400	Marubeni Corporation	46,955
6,400	Mitsubishi Chemical Holdings Corporation	47,239
2,200	Nippon Electric Glass Company, Ltd.	43,722
1,800	Showa Denko KK	44,425
14,600	Sojitz Corporation	46,743
2,800	SUMCO Corporation	44,951
1,200	Takeda Pharmaceutical Company, Ltd.	46,800
		454,081

	Netherlands - 5.5%
1,906	Koninklijke Ahold Delhaize NV	46,892
1,319	NN Group NV	45,898
788	Randstad NV	45,375
		138,165
	Norway - 3.4%
1,505	Aker BP ASA	42,646
891	Salmar ASA	43,662
		86,308
	Singapore - 1.9%
3,900	Venture Corporation, Ltd.	46,660

	Spain - 9.2%
1,340	ACS Actividades de Construccion y Servicios SA	44,594
1,736	Endesa SA	47,654
17,905	Mapfre SA	45,876
2,330	Red Electrica Corporation SA	46,568
6,935	Telefonica SA	46,950
		231,642
	Sweden - 3.5%
1,603	Intrum AB	44,421
15,616	SSAB AB - Class B	45,024
		89,445
	Switzerland - 1.9%
143	Roche Holding AG	47,447

	United Kingdom - 23.3%
8,695	Aviva plc	45,664
1,049	British American Tobacco plc	46,427
6,064	British Land Company plc	44,333
39,550	Centrica plc	44,231
15,522	Glencore plc	45,526
6,176	HSBC Holdings plc	44,923
1,842	Imperial Brands plc	47,368
19,557	Marks & Spencer Group plc	45,373
3,235	Micro Focus International plc	43,718
1,183	Persimmon plc	47,610
1,626	Royal Dutch Shell plc - Class B	42,868
22,868	Vodafone Group plc	45,006
3,569	WPP plc	44,459
		587,506
	TOTAL COMMON STOCKS (Cost $2,565,152)	2,498,195

	SHORT-TERM INVESTMENTS - 0.1%
2,972	Invesco Government & Agency Portfolio, Institutional Class 1.49% (a)	2,972
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,972)	2,972
	TOTAL INVESTMENTS - 99.2% (Cost $2,568,124)	2,501,167
	Other Assets in Excess of Liabilities - 0.8%	18,887
	NET ASSETS - 100.0%	$2,520,054

	Percentages are stated as a percent of net assets.

(a)	Rate shown is the annualized seven-day yield as of January 31, 2020.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2020:

AAM S&P Developed Markets High Dividend Value ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,498,195	$-	$-	$2,498,195
Short-Term Investments	2,972	-	-	2,972
Total Investments in Securities	$2,501,167	$-	$-	$2,501,167

For the period ended January 31, 2020, the Funds did not recognize any transfers to or from Level 3.